Changes in Stockholders’ Equity (Details Narrative) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 11, 2026	Aug. 13, 2025	Aug. 13, 2025	Jul. 01, 2025	Jan. 15, 2025	Sep. 11, 2024	Oct. 09, 2023	May 31, 2026	Jan. 31, 2026	Sep. 01, 2022	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 16, 2025	Oct. 18, 2024	Dec. 31, 2022	May 03, 2022
Class of Stock [Line Items]
Warrants exercised												3,180,000		23,125
Other Expenses												$ 13,080		$ 13,988	$ 10,753
Risk-free rate				3.94%				4.12%	3.82%
Volatility				124.00%				109.00%	287.00%
Contractual term				6 years 3 months			6 years 3 months	5 years 9 months	6 years 3 months	6 years 3 months
Minimum bid price																		$ 1.20
Payments for allowance				$ 5,000
Share-based payment award, description		In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025	In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025
Directors fees		$ 20,000	$ 20,000
Share based compensation												$ 44,439	$ 54,067	98,554	59,803
Stock options issued for services											$ 2,582			$ 2,586	$ 71,378
Weighted average remaining life of warrants												2 years 10 months 9 days		2 years 1 month 28 days
Intrinsic value of warrants												$ 0		$ 0
Convertible preferred stock																			83,334
Minimum [Member]
Class of Stock [Line Items]
Risk-free rate										3.03%					3.82%
Volatility										93.00%					109.00%
Contractual term															3 years 6 months 14 days
Maximum [Member]
Class of Stock [Line Items]
Risk-free rate															4.63%
Volatility															126.00%
Contractual term															6 years 3 months
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term						18 months
Public Offering [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share						$ 0.64
Proceeds from Issuance or Sale of Equity						$ 2,050,000.00
Net proceeds from issuance or sale of equity						$ 1,619,021
Dividend yield						0.00%	0.00%
Common stock price						$ 0.80
Public Offering [Member] | Minimum [Member]
Class of Stock [Line Items]
Risk-free rate						3.45%	4.45%
Volatility						127.00%	112.00%
Common stock price							$ 1.51
Contractual term						1 year 6 months
Public Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Risk-free rate						3.62%	4.71%
Volatility						138.00%	115.00%
Common stock price							$ 2.68
Contractual term						5 years
Public Offering [Member] | Rodman And Renshaw L L C [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						160,156
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.80
Warrants and Rights Outstanding, Maturity Date						Sep. 11, 2029
Public Offering [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term						18 months
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						3,203,125
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.64
Estimated fair value of warrants						$ 1,677,768
Public Offering [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term						5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						3,203,125
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.64
Warrants and Rights Outstanding, Maturity Date						Sep. 11, 2029
Estimated fair value of warrants						$ 2,235,055
Public Offering [Member] | Underwriter Warrant [Member]
Class of Stock [Line Items]
Estimated fair value of warrants						$ 109,728
Restricted Stock [Member]
Class of Stock [Line Items]
Number of restricted stock issued															50,000
Vesting period															1 year
Share based compensation expenses															$ 56,625
Employees And Consultants [Member]
Class of Stock [Line Items]
Share based compensation												$ 43,445
Ms Prasad [Member]
Class of Stock [Line Items]
Payments for allowance																$ 6,100
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized												100,000,000		100,000,000	100,000,000
Common stock, par value												$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued												13,839,169		11,339,169	8,979,204
Common stock, shares outstanding												13,839,169		11,339,169	8,979,204
Number of restricted stock issued				25,000
Share-based compensation award, options vested				25,000												122,000
Shares issued for services													3,500	3,500
Share based compensation													$ 23,812	$ 60,056
Stock options issued for services												$ 994		$ 38,498
Common stock options expense													$ 30,255
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Minimum bid price																	$ 1.00
Common Class A [Member] | Public Offering [Member]
Class of Stock [Line Items]
Common stock, par value						$ 0.001
Sale of Stock, Number of Shares Issued in Transaction						3,203,125
Common Class A [Member] | Executive Chairman and President [Member]
Class of Stock [Line Items]
Shares issued upon conversion	2,500,000				2,333,340
Common Class A [Member] | Two Investors [Member]
Class of Stock [Line Items]
Warrants exercised													23,125	23,125	130,789
Proceeds from warrants exercised													$ 14,800	$ 14,800	$ 850,129
Common Class B [Member]
Class of Stock [Line Items]
Convertible preferred stock																			833,334
Common Class B [Member] | Executive Chairman and President [Member]
Class of Stock [Line Items]
Shares converted	250,000				233,334
Convertible Common Stock B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														5,000,000
Common stock, par value														$ 0.001
Common stock, shares issued														600,000
Common stock, shares outstanding														600,000
Convertible Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized												5,000,000		5,000,000	5,000,000
Common stock, par value												$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued												350,000		600,000	833,334
Common stock, shares outstanding												350,000		600,000	833,334